DESCRIPTION OF THE PLAN - Vesting And Forfeited Accounts (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
DESCRIPTION OF THE PLAN
Minimum service period for full vesting	3 years
Minimum service hours for Automatic Retirement Contribution | item	1,000
Number of consecutive breaks in service for forfeiture | item	5
Forfeitures utilized to offset Employer contributions | $	$ 6,862,135
Forfeited account balance | $	$ 1,334,175	$ 197,527